Warrants	12 Months Ended
Nov. 30, 2021
Warrants
Warrants

14. Warrants

All of the Company’s outstanding warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC 480. The warrants, in specified situations, provide for certain compensation remedies to a holder if the Company fails to timely deliver the shares underlying the warrants in accordance with the warrant terms.

In the underwritten public offering completed in June 2016, gross proceeds of $5,200,000 were received through the sale of the Company’s units comprised of common shares and warrants. The Company issued at the initial closing of the offering an aggregate of 322,981 common shares and warrants to purchase an additional 161,490 common shares, at a price of $16.10 per unit. The warrants are currently exercisable, have a term of five years and an exercise price of $19.30 per common share. The underwriter also purchased at such closing additional warrants (collectively with the warrants issued at the initial closing, the “June 2016 Warrants”) at a purchase price of $0.01 per warrant to acquire 24,223 common shares pursuant to the overallotment option exercised in part by the underwriter. The fair value of the June 2016 Warrants of $1,175,190 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 64.1%, risk free interest rate of 0.92%, expected life of 5 years, and dividend yield of Nil. The June 2016 Warrants currently outstanding are detailed below.

In the registered direct offering completed in October 2017, gross proceeds of $4,000,000 were received through the sale of the Company’s common shares and warrants. The Company issued at the closing of the offering an aggregate of 363,636 common shares at a price of $11.00 per share and warrants to purchase an additional 181,818 common shares (the “October 2017 Warrants”). The October 2017 Warrants became exercisable six months following the closing date, will expire 30 months after the date they became exercisable, and have an exercise price of $12.50 per common share. The Company also issued the October 2017 Placement Agents Warrants to purchase 18,181 common shares at an exercise price of $13.75 per share. The holders of October 2017 Warrants and October 2017 Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be base don the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The fair value of the October 2017 Warrants of $742,555 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 73.67%, risk free interest rate of 1.64%, expected life of 3 years, and dividend yield of Nil.

The fair value of the October 2017 Placement Agents Warrants was estimated at $86,196 using the Black-Scholes Option Pricing Model, using volatility of 73.67%, a risk-free interest rate of 1.64%, an expected life of 3 years, and a dividend yield of Nil.

The October 2017 Warrants and the October 2017 Placement Agent Warrants currently outstanding are detailed below.

In the two registered direct offerings completed in March 2018, gross proceeds of $5,300,000 were received through the sale of the Company’s common shares and warrants. The Company issued at the closing of the offering an aggregate of 883,333 common shares at a price of $6.00 per share and the March 2018 Warrants to purchase an additional 441,666 common shares. The March 2018 Warrants became exercisable six months following the closing date, will expire 30 months after the date they became exercisable and have an exercise price of $6.00 per common share. The Company also issued the March 2018 Placement Agent Warrants to purchase 44,166 common shares at an exercise price of $7.50 per share. The holders of March 2018 Warrants and March 2018 Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The fair value of the March 2018 Warrants of $1,115,480 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 70%, risk free interest rates of 2.44% and 2.46%, expected life of 3 years, and dividend yield of Nil.

The fair value of the March 2018 Placement Agent Warrants was estimated at $141,284 using the Black-Scholes Option Pricing Model, using volatility of 70%, risk free interest rates of 2.44% and 2.46%, an expected life of 3 years, and a dividend yield of Nil. The March 2018 Warrants and the March 2018 Placement Agent Warrants currently outstanding are detailed below.

In October 2018, the Company completed an underwritten public offering in the United States, resulting in the sale to the public of 827,970 Units at $0.75 per Unit, which are comprised of one common share and one 2018 Unit Warrant (as defined above) exercisable at $0.75 per share. The Company concurrently sold an additional 1,947,261 common shares and 2018 Option Warrants to purchase 2,608,695 common shares exercisable at $0.75 per share pursuant to the overallotment option exercised in part by the underwriter. The price of the common shares issued in connection with exercise of the overallotment option was $0.74 per share and the price for the warrants issued in connection with the exercise of the overallotment option was $0.01 per warrant, less in each case the underwriting discount. In addition, the Company issued 16,563,335 2018 Pre-Funded Units (as defined above), each 2018 Pre-Funded Unit consisting of one 2018 Pre-Funded Warrant (as defined above) to purchase one common share and one 2018 Warrant (as defined above) to purchase one common share. The 2018 Pre-Funded Units were offered to the public at $0.74 each and a 2018 Pre-Funded Warrant is exercisable at $0.01 per share. Each 2018 Firm Warrant is exercisable immediately and has a term of five years and each 2018 Pre-Funded Warrant is exercisable immediately and until all 2018 Pre-Funded Warrants are exercised. The Company also issued the October 2018 Placement Agent Warrants to the placement agents to purchase 1,160,314 common shares at an exercise price of $0.9375 per share, which were exercisable immediately upon issuance. In aggregate, in October 2018, the Company issued 2,775,231 common shares, 16,563,335 2018 Pre-Funded Warrants and 20,000,000 2018 Firm Warrants in addition to 1,160,314 October 2018 Placement Agent Warrants.

The fair value of the 2018 Firm Warrants of $279,086 was initially estimated at closing using the Black-Scholes Option Pricing Model, using volatility of 92%, risk free interest rate of 3.02%, expected life of 5 years, and dividend yield of Nil. The fair value of the October 2018 Placement Agents Warrants was estimated at $461,697 using the Black-Scholes Option Pricing Model, using volatility of 92%, risk free interest rate of 3.02%, an expected life of 5 years, and a dividend yield of Nil.

The fair value of the 2018 Pre-Funded Warrant of $12,256,868 and the fair value of the 2018 Firm Warrants of $279,086, respectively, were recorded under Additional paid-in capital in the consolidated statements of shareholders’ equity (deficiency).

During the year ended November 30, 2021, Nil (2020 -1,616,667) 2018 Pre-Funded Warrants were exercised and Nil (2020 - 1,592,249) common shares were issued in respect of 2018 Pre-Funded Warrants for cash proceeds of $Nil (2020 - $Nil), and the Company recorded a charge of $ Nil (2020- $583,180) from Additional paid-in-capital to common shares under Capital stock. During the year ended November 30, 2019, 1,030,000 common shares were issued in respect of 2018 Pre-Funded Warrants which were exercised as of November 30, 2018 but for which common shares were not yet issued as of November 30, 2018.

As at November 30, 2021, Nil (2020 - Nil) 2018 Pre-Funded Warrants are outstanding which are exercisable immediately at $0.01 per share. In addition, the following table provides information on the 21,160,314 warrants, including 2018 Firm Warrants, outstanding and exercisable as of November 30, 2021:

	Exercise	Number		Shares issuable upon
Warrant	price ($)	outstanding	Expiry	exercise

2018 Firm Warrants	0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	0.9375	1,160,314	October 16, 2023	1,160,314
		21,160,314		21,160,314

During the years ended November 30, 2021 and 2020, other than 2018 Pre-Funded Warrants as noted above, there were no cash exercises in respect of warrants and no cashless exercise of warrants, resulting in the issuance of Nil common shares, respectively.

Details of warrant transactions for the years ended November 30, 2021 and 2020 are as follows:

	Outstanding, December 1, 2020	Issued	Expired	Exercised	Outstanding, November 30, 2021
June 2016 Warrants	277,478	-	(277,478)	-	-
March 2018 Warrants	441,666	-	(441,666)	-	-
March 2018 Placement Agent Warrants	44,166	-	(44,166)	-	-
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement Agent Warrants	1,160,314	-	-	-	1,160,314
	21,923,624	-	(763,310)	-	21,160,314

	Outstanding, December 1, 2019	Issued	Expired	Exercised	Outstanding, November 30, 2020
June 2016 Warrants	277,478	-	-	-	277,478
October 2017 Warrants	181,818	-	(181,818)	-	-
October 2017 Placement Agent Warrants	18,181	-	(18,181)	-	-
March 2018 Warrants	441,666	-	-	-	441,666
March 2018 Placement Agent Warrants	44,166	-	-	-	44,166
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
2018 Pre-Funded Warrants	1,616,667	-	-	(1,616,667)	-
October 2018 Placement Agent Warrants	1,160,314	-	-	-	1,160,314
	23,740,290	-	(199,999)	(1,616,667)	21,923,624